Derivatives - Schedule of Credit derivatives (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	R$ 87,134	R$ 73,103
Brazilian government
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	74,760	59,799
Governments – abroad
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	470	411
Private entities
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	11,904	12,893
Investment grade
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	9,500	10,014
Below investment grade
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	77,634	63,089
Up to 1 year
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	52,386	42,500
Up to 1 year | Brazilian government
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	51,550	40,664
Up to 1 year | Governments – abroad
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	6	78
Up to 1 year | Private entities
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	830	1,758
Up to 1 year | Investment grade
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	299	1,222
Up to 1 year | Below investment grade
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	52,087	41,278
From 1 to 3 years
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	15,513	11,940
From 1 to 3 years | Brazilian government
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	11,757	8,678
From 1 to 3 years | Governments – abroad
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	225	141
From 1 to 3 years | Private entities
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	3,531	3,121
From 1 to 3 years | Investment grade
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	2,402	1,544
From 1 to 3 years | Below investment grade
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	13,111	10,396
From 3 to 5 years
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	16,210	18,192
From 3 to 5 years | Brazilian government
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	8,806	10,284
From 3 to 5 years | Governments – abroad
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	237	192
From 3 to 5 years | Private entities
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	7,167	7,716
From 3 to 5 years | Investment grade
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	6,675	7,153
From 3 to 5 years | Below investment grade
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	9,535	11,039
Over 5 years
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	3,025	471
Over 5 years | Brazilian government
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	2,647	173
Over 5 years | Governments – abroad
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	2	0
Over 5 years | Private entities
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	376	298
Over 5 years | Investment grade
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	124	95
Over 5 years | Below investment grade
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	2,901	376
CDS
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	34,561	37,066
CDS | Up to 1 year
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	1,482	6,463
CDS | From 1 to 3 years
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	13,844	11,940
CDS | From 3 to 5 years
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	16,210	18,192
CDS | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	3,025	471
TRS
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	52,573	36,037
TRS | Up to 1 year
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	50,904	36,037
TRS | From 1 to 3 years
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	1,669	0
TRS | From 3 to 5 years
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	0	0
TRS | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Maximum potential of future payments, gross	R$ 0	R$ 0